Earnings per share (Details)	12 Months Ended
	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2021 ₨ / shares shares
Basic earnings per share [abstract]
Number of equity shares at the beginning of the year (excluding treasury shares)	165,957,378	165,957,378	165,726,030	165,776,132
Effect of treasury shares held	2,138	2,138	0	(56,014)
Effect of equity shares issued on exercise of stock options	75,374	75,374	156,667	124,222
Weighted average number of equity shares – Basic	166,034,890	166,034,890	165,882,697	165,844,340
Earnings per share of par value Rs.5 – Basic | (per share)	₨ 271.43	$ 3.3	₨ 142.08	₨ 103.94